Basis of Presentation and Significant Accounting Policies - Contract Receivables (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Notes And Loans Receivable [Line Items]
Retainages	$ 28,586,000	$ 127,698,000
Less allowances	0	0
Accounts receivable – trade, net	143,370,000	381,858,000
Contract receivables [Member]
Accounts Notes And Loans Receivable [Line Items]
Unbilled	4,303,000	14,571,000
Less allowances	(30,391,000)	(30,404,000)
Accounts receivable – trade, net	143,370,000	381,858,000
Contract receivables [Member] | Contracts in progress [Member]
Accounts Notes And Loans Receivable [Line Items]
Contracts receivable	106,174,000	192,745,000
Contract receivables [Member] | Completed contracts [Member]
Accounts Notes And Loans Receivable [Line Items]
Contracts receivable	$ 34,698,000	$ 77,248,000